UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 April 30, 2001

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM                            5996   149334 SH       SOLE                                     149334
AT&T Corp.                     COM              001957109      505    23693 SH       SOLE                                      23693
AT&T Corp.-Liberty Media Group COM              001957208      819    58500 SH       SOLE                                      58500
Allstate Corp.                 COM              020002101     4234   100946 SH       SOLE                                     100946
American Express Co.           COM              025816109     5876   142270 SH       SOLE                                     142270
American Home Products         COM              026609107     4496    76520 SH       SOLE                                      76520
American Intl. Group           COM              026874107      966    12000 SH       SOLE                                      12000
Amgen Corp.                    COM              031162100     4804    79820 SH       SOLE                                      79820
Amsouth Bancorporation         COM              032165102     1641    97629 SH       SOLE                                      97629
Autonation Inc.                COM              05329w102      135    15000 SH       SOLE                                      15000
Avon Products                  COM              054303102     2202    55053 SH       SOLE                                      55053
BP Amoco PLC Spons ADR         COM              055622104     4418    89028 SH       SOLE                                      89028
Bank of America Corp.          COM              060505104     5939   108468 SH       SOLE                                     108468
Bell South Corp.               COM              079860102      674    16472 SH       SOLE                                      16472
Best Buy Co., Inc.             COM              086516101      423    11750 SH       SOLE                                      11750
Boston Scientific Corp.        COM              101137107     1557    77150 SH       SOLE                                      77150
Bristol Myers Squibb Co.       COM              110122108      990    16670 SH       SOLE                                      16670
CVS Corp.                      COM              126650100     1544    26392 SH       SOLE                                      26392
Charming Shoppes, Inc.         COM              161133103      130    25000 SH       SOLE                                      25000
Chevron Corp.                  COM              166751107      211     2399 SH       SOLE                                       2399
Coca Cola Co.                  COM              191216100      933    20665 SH       SOLE                                      20665
Concurrent Computer Corp.      COM              206710204       63    10000 SH       SOLE                                      10000
Conoco Class B                 COM              208251405     4333   153364 SH       SOLE                                     153364
Costco Wholesale Corp.         COM              22160k105     3529    89900 SH       SOLE                                      89900
Disney (Walt) Co.              COM              254687106     6121   214020 SH       SOLE                                     214020
Dow Jones & Co.                COM              260561105      298     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      243     5982 SH       SOLE                                       5982
Emerson Electric Co.           COM              291011104     3745    60410 SH       SOLE                                      60410
Enron Corp.                    COM              293561106      302     5200 SH       SOLE                                       5200
Exxon Mobil Corp.              COM              30231G102     8430   104074 SH       SOLE                                     104074
Finlay Enterprises, Inc.       COM              317884203      180    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     4037   122328 SH       SOLE                                     122328
Gannett Co. Inc.               COM              364730101     8561   143352 SH       SOLE                                     143352
General Electric Co.           COM              369604103    12082   288636 SH       SOLE                                     288636
General Motors Corp Cl H       COM              370442832     2713   139125 SH       SOLE                                     139125
Goldman Sachs Group            COM              38141g104     1983    23300 SH       SOLE                                      23300
Goodrich (B.F.)                COM              382388106     3759    97975 SH       SOLE                                      97975
H. J. Heinz Co.                COM              423074103     3990    99250 SH       SOLE                                      99250
Hewlett - Packard              COM              428236103     3612   115500 SH       SOLE                                     115500
Home Depot Inc.                COM              437076102     5709   132462 SH       SOLE                                     132462
Horace Mann Educators Corp     COM              440327104      209    11825 SH       SOLE                                      11825
Int'l Business Machines Corp.  COM              459200101     6679    69447 SH       SOLE                                      69447
Intel Corp.                    COM              458140100     2848   108250 SH       SOLE                                     108250
International Speedway Corp. C COM              460335102      947    25000 SH       SOLE                                      25000
Interpublic Group of Cos Inc.  COM              460690100      283     8248 SH       SOLE                                       8248
Jefferson - Pilot              COM              475070108     1603    23615 SH       SOLE                                      23615
Johnson & Johnson              COM              478160104     9686   110740 SH       SOLE                                     110740
Lowe's Cos.                    COM              548661107      228     3900 SH       SOLE                                       3900
Manor Care, Inc.               COM              564055101      204    10000 SH       SOLE                                      10000
Media General Inc Cl A         COM              584404107      461    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107    11061   145734 SH       SOLE                                     145734
Minnesota Mining & Mfg. Co.    COM              604059105     6399    61585 SH       SOLE                                      61585
Morgan Stanley Dean Witter & C COM              617446448     7645   142891 SH       SOLE                                     142891
Motorola Inc.                  COM              620076109      153    10750 SH       SOLE                                      10750
News Corp Pfd Class A          COM              652487802      242     9050 SH       SOLE                                       9050
Pepsico Inc.                   COM              713448108     1288    29305 SH       SOLE                                      29305
Pfizer, Inc.                   COM              717081103     4807   117376 SH       SOLE                                     117376
Pharmacia Corp.                COM                             813    16140 SH       SOLE                                      16140
Philip Morris Cos. Inc.        COM              718154107      427     9000 SH       SOLE                                       9000
Procter & Gamble               COM              742718109     2394    38238 SH       SOLE                                      38238
Qualcomm Inc.                  COM              747525103      663    11700 SH       SOLE                                      11700
Rite Aid                       COM              767754104       87    13075 SH       SOLE                                      13075
Schering-Plough                COM              806605101     2951    80780 SH       SOLE                                      80780
Schlumberger Ltd.              COM              806857108     1323    22970 SH       SOLE                                      22970
Sears, Roebuck & Co.           COM              812387108     6083   172475 SH       SOLE                                     172475
Standard & Poor's Dep. Rcpts.  COM              78462f103      744     6375 SH       SOLE                                       6375
SunTrust Banks Inc.            COM              867914103      214     3300 SH       SOLE                                       3300
Texaco Inc.                    COM              881694103     6026    90748 SH       SOLE                                      90748
Tosco Corp.                    COM              891490302     2568    60050 SH       SOLE                                      60050
U. S. Bancorp                  COM                            2767   119267 SH       SOLE                                     119267
United Technologies Corp.      COM              913017109     4381    59767 SH       SOLE                                      59767
Verizon Communications         COM              92343v104      680    13788 SH       SOLE                                      13788
Wal-Mart Stores                COM              931142103      429     8500 SH       SOLE                                       8500
WorldCom Inc.                  COM              98157d106     1923   102892 SH       SOLE                                     102892